SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Basis of Presentation

(a) Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of all the subsidiaries and VIEs of the Company. All transactions and balances between the Company and its subsidiaries and VIEs have been eliminated upon consolidation

Foreign Currency Translation

(c) Foreign currency translation and transactions

The functional currency of HUSN, Hudson Capital USA Inc., Hudson Capital Merger Sub I Inc., Hudson Capital Merger Sub II Inc., HKIFS and HKSQ are in United States dollars (“US$” or “$”). The functional currency of Yingxin Yijia, CIFS (Xiamen) Financial Leasing, Sheng Ying Xin and its subsidiaries are Renminbi (“RMB”), and the PRC is the primary economic environment in which the Company operates.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net income (loss) for the respective periods.

For financial reporting purposes, the financial statements of the Company’s PRC subsidiary and the financial statements of the VIEs are prepared using RMB and are translated into the Company’s reporting currency, the US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and Shareholders’ equity is translated at historical exchange rates except for the change in retained earnings during the year which is the result of the net income (loss). The cumulative translation adjustments are recorded in accumulated other comprehensive income (loss) in the accompanying consolidated statements of shareholders’ equity.

The exchange rates used are as follows:

	December 31, 2021	December 31, 2020

RMB exchange rate at balance sheets dates,	6.3757	6.5249

	Year Ended December 31,
	2021	2020	2019

Average exchange rate for each year	6.4515	6.9010	6.8944

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The source of the exchange rates is generated from the People’s Bank of China.

Use of Estimates

(d) Use of estimates

The preparation of these consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the related disclosures of contingent assets and liabilities. Management makes its estimates based on historical experience and on various other assumptions it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include the allowance for doubtful accounts, the valuation allowance of deferred tax assets, the estimated useful lives of long-lived assets, the impairment assessment of goodwill, intangibles and other long-lived assets, and the fair value of identifiable assets and liabilities acquired through business combination.

Cash and Cash Equivalents

(e) Cash

Cash and cash equivalents consist of cash on hand, cash on deposit and other highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased. The Company maintains cash with various financial institutions mainly in the US and PRC. As of December 31, 2021 and 2020, the Company had no cash equivalents.

Accounts receivable and loans to third parties

(f) Accounts receivable and loans to third parties

Accounts receivable and loans to third parties are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable and loans receivable. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Based on management’s assessment of the collectability of the accounts receivable and loans to third party, allowance for loans to third party was $0 as of December 31, 2021, allowance for loans to third party was $41,782,173 as of December 31, 2020, allowance for loans to third party was $39,402,683 as of December 31, 2019, and, allowance for loans to third party was $7,119,594 as of December 31, 2018. The value-added tax receivable from customers included in the accounts receivable in the balance sheet were $0, $0, and $97,287 as of December 31, 2021, 2020 and 2019, respectively. The accounts receivable, except for the principal of factoring as of December 31, 2019 were 0.07% collected as of March 31, 2020.

Property and Equipment

(g) Property and Equipment

The Company records equipment at cost less accumulated depreciation. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets with a 5% residual value for electronic equipment, and a 5% residual value for furniture and a 0% residual value for leasehold improvement.

Estimated useful lives of property and equipment:

Useful Life
Furniture	10 years
Electronic equipment	3 years
Motor vehicle	5 years
Leasehold improvements	Shorter of life of asset or lease

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the accounts and includes any gain or loss in the statement of operations. The Company charges maintenance, repairs and minor renewals directly to expense as incurred.

Intangible Assets

(h) Intangible Assets

Intangible assets, comprising accounting software and big data platform, which are separable from the property and equipment, are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets.

Long-Lived Assets

(i) Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For the year ended December 31, 2021, the Company did not recognize any impairment loss of its long-lived assets. For the year ended December 31, 2020, the Company did not recognize any impairment loss of its long-lived assets. For the year ended December 31, 2019, the Company did not recognize any impairment loss of its long-lived assets.

Statutory Reserve

(j) Statutory Reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of Board of Directors.

Revenue Recognition

(k) Revenue recognition

The Company adopted ASC Topic 606, “Revenue from Contracts with Customers” effective January 1, 2019, applying the modified retrospective method.

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company’s services include commercial payment advisory services, intermediary bank loan advisory services, international corporate financing advisory services, technical services and factoring services.

For commercial payment advisory service after signing contracts with the client, the Company starts to identify and select banks and financial products and coordinates with banks to structure financing solutions for the client. Then the client prepares application materials and sends them to the bank. When approved by the bank, the client will deposit cash with the bank or purchases wealth management products sold by the bank. After this step, the bank will issue a letter of guarantee, which the client will pledge as security for the acceptance bills. The letter of guarantee is a document that the bank provides certifying itself as guarantor. The Company’s service fee is a percentage of the amount of cash deposited with or wealth management products purchased from the bank by the client. The Company recognizes revenue after the client receives a credit contract from the bank and when the Company receives a contract completion confirmation from the client.

For intermediary bank loan advisory services, the Company matches small-to-medium sized enterprises (“SMEs”) with financing sources. The Company charges borrowers an introduction fee which is calculated at a percentage of the loan. The Company recognizes revenue after the client receives a bank credit contract from the bank and when the Company receives a contract completion confirmation from the client. The Company typically receives the contract completion confirmation when the client receives the bank financing and signs off on the contract completion confirmation.

For international corporate financing advisory services, the Company works with overseas banks to structure and provide clients with financing solutions to obtain facilities from overseas banks for the clients’ offshore affiliates. After signing the contract with the client, the Company will identify overseas banks and domestic banks, structure financing solutions and facilitate application processes. After the client provides security to the domestic bank, the domestic bank will issue a letter of guarantee to the overseas bank. The overseas bank will provide credit to the affiliate designated by the client. The Company’s service fee is a percentage of credit granted by the overseas bank to the offshore affiliate. The Company recognizes revenue after the offshore affiliate receives credit approval notice from the offshore bank and when the Company receives a contract completion confirmation from the client. The Company typically receives the contract completion confirmation when the affiliate receives the bank financing and the client signs off on the contract completion confirmation.

For technical services, after signing the contract, the Company provides the clients with the technical services and charges a fee for the technical service. The Company recognizes revenue when the services are rendered.

For factoring services, generally after we checked the documents such as client information, contracts, invoices supporting the client’s credit worth, authenticity of the business contracts and the collectability of receivables, we will sign the factoring service contract with client. Upon signing the contract, we request the client to pay us the management fee which we record as revenue upon receipt. After signing the factoring contract, we will wire the factored amount to the client’s designated party, generally its suppliers, and will collect the amount over the contact period. At each month end we will record the factoring service revenue based on the service fee ratio and the amount we factored.

There is no claw back provisions or other guarantees. Full services fees are due upon the contract completion confirmation from the client.

Income Taxes

(l) Taxation

The Company follows the guidance of ASC Topic 740 “Income taxes” and uses the assets and liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of operations and comprehensive income (loss) in the period that includes the enactment date.

The Company follows a more likely than not threshold and a two-step approach for the measurement of tax positions and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including the resolution of related appeals or litigation process, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

The Company has elected to classify interest related to an uncertain tax position (if and when required) to interest expense, and classify penalties related to an uncertain tax position (if and when required) as part of other expense in the consolidated statements of operations and comprehensive income (loss).

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises had completed their relevant tax filings, hence the Company’s tax filings may not be finalized. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s tax filings which may lead to additional tax liabilities. The tax returns of the Company’s PRC subsidiaries and VIEs are subject to examination by the relevant tax authorities. According to the PRC Tax Administration Law on the Levying and Collection of Taxes, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company did not have any material interest or penalties associated with tax positions for the years ended December 31, 2021, 2020, and 2019 and did not have any significant unrecognized uncertain tax positions as of December 31, 2021, 2020 and 2019. The Company does not expect that the position of unrecognized tax benefits will significantly increase or decrease within 12 months of December 31, 2021.

Cost of revenues	(m) Cost of revenues The Company’s cost of revenues mainly consists of revenue-generating staff costs.
Research and development expenses

(n) Research and development expenses

The Company accounts for expenses for the enhancement, maintenance and technical support for the Company’s Internet platforms and intellectual property that are used in its daily operations as research and development expenses. Research and development costs are charged to expense when incurred. No expenses for research and development for the years ended December 31, 2021, 2020 and 2019 were incurred.

Comprehensive income (loss)

(o) Comprehensive income (loss)

The Company presents comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”, which establishes standards for reporting and displaying comprehensive income (loss) and its components in the consolidated financial statements. Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented in the Company’s consolidated balance sheets are the cumulative foreign currency translation adjustments.

Earnings Per Share

(p) Earnings (loss) per Share

Earnings (loss) per share (“EPS”) are calculated in accordance with ASC Topic 260, “Earnings Per Share”. Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common stock. The dilutive effect of outstanding common share warrants and options are reflected in the diluted earnings per share by application of the treasury stock method when the impact is dilutive. Potential common shares that have an anti-dilutive effect are excluded from the calculation of diluted EPS. There is no dilutive effect for the years ended December 31, 2021, 2020 and 2019.

Fair Value of Financial Instruments

(q) Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, accounts receivable, other receivable and short term loans approximate their fair values because of the short-term nature of these instruments.

Goodwill

(r) Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.

The Company tests goodwill for impairment at the reporting unit level on an annual basis and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required.

Jobs Act accounting election

(s) Jobs Act accounting election

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(2) of the Jobs Act, that allows the Company to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. As a result of this election, the financial statements may not be comparable to companies that comply with public company effective dates.

Recently Issued Accounting Pronouncements

(t) Recently issued accounting standards

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments”, which will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. The standard did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, the guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of goodwill which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The standard did not have a material impact on our consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurement.” This standard eliminates the current requirement to disclose the amount or reason for transfers between level 1 and level 2 of the fair value hierarchy and the requirement to disclose the valuation methodology for level 3 fair value measurements. The standard includes additional disclosure requirements for level 3 fair value measurements, including the requirement to disclose the changes in unrealized gains and losses in other comprehensive income during the period and permits the disclosure of other relevant quantitative information for certain unobservable inputs. The new guidance is effective for interim and annual periods beginning after December 15, 2019. The standard did not have a material impact on our consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, “Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement.” This ASU aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement service contract with the guidance to capitalize implementation costs of internal use software. The ASU also requires that the costs for implementation activities during the application development phase be capitalized in a hosting arrangement service contract, and costs during the preliminary and post implementation phase are expensed. The new guidance is effective for interim and annual periods beginning after December 15, 2019. The standard did not have a material impact on our consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, (“ASU 2018-17”). ASU 2018-17 requires reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety for determining whether a decision-making fee is a variable interest. The standard is effective for all entities for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. Entities are required to apply the amendments in ASU 2018-17 retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The standard did not have a material impact on our consolidated financial statements

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, (“ASU 2019-04”). ASU 2019-04 clarifies and improves areas of guidance related to the recently issued standards on credit losses (ASU 2016-13), hedging (ASU 2017-12), and recognition and measurement of financial instruments (ASU 2016-01). The amendments generally have the same effective dates as their related standards. If already adopted, the amendments of ASU 2016-01 and ASU 2016-13 are effective for fiscal years beginning after December 15, 2019 and the amendments of ASU 2017-12 are effective as of the beginning of the Company’s next annual reporting period; early adoption is permitted. The standard did not have a material impact on our consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 will simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. ASU 2019-12 will be effective for the Company in the first quarter of 2021. The Company does not expect the adoption of the new accounting rules to have a material impact on the Company’s financial condition, results of operations, cash flows or disclosures.

In March 2020, the FASB issued ASU 2020-03, Codification Improvements to Financial Instruments, (“ASU 2020-03”). ASU 2020-03 improves various financial instruments topics, including the CECL Standard. ASU 2020-03 includes seven different issues that describe the areas of improvement and the related amendments to GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The amendments related to Issue 1, Issue 2, Issue 4 and Issue 5 were effective upon issuance of ASU 2020-03. The amendments related to Issue 3, Issue 6 and Issue 7 were effective for the Company beginning on January 1, 2020. The Company does not anticipate that the adoption of the new standard will have a material effect on its consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. The amendments in this standard can be applied anytime between the first quarter of 2020 and the fourth quarter of 2022. The Company is currently in the process of evaluating the impact of adoption of the new rules on the Company’s financial condition, results of operations, cash flows and disclosures.

Other than the above, management does not believe that any of the recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Going Concern

(u) Going Concern

The Company has suffered from losses from operation and significant accumulated deficits. It’s net loss for the year ended December 31, 2021, 2020 and 2019 were $2,145,530, $9,075,353 and $61,995,758, respectively, and turned the retained earnings as of December 31, 2018 to 2019 from $36,653,460 to (25,379,698). As of December 31, 2021 and 2020, the Company has cash and cash equivalents of $221,312 and $3,274,287, respectively and net cash used in operating activities during the year ended December 31, 2021 and 2020 were $4,854,519 and $3,818,665, respectively. As of December 31, 2020 and 2019, the Company has cash and cash equivalents of $3,274,287 and $13,567, respectively and net cash used in operating activities during the year ended December 31, 2020 and 2019 were $3,818,665 and $1,071,379, respectively. The Company comes to have insufficient cash flows generated from operations and provided for development. In addition, the Company continues to experience negative cash flows from operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The management determines that additional effort will be required to improve the operation so that the Company may generate more profits to sustain its continuous. The Company may explore the channels to raise additional capital or any opportunities to improve the cash flow in the years to come. The Company had raised $3,599,502 and $4,278,000 from share placement to improve the financial position and cash flow as of December 31 2021 and 2020, respectively.

Freight App Inc [Member]
Basis of Presentation

Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with generally accepted accounting principles in the United States (“GAAP”), expressed in U.S. dollars. In the opinion of the management, the accompanying consolidated financial statements reflect all normal recurring adjustments, which in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with GAAP. The accompanying consolidated financial statements include the accounts of Freight App US and its wholly owned subsidiary, Freight App Mexico. All significant intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency Translation

Foreign Currency Translation

The financial statements of the Company’s subsidiary operating in Mexico are prepared to conform to U.S. GAAP and translated into U.S. Dollars by applying a current exchange rate. The local currency has been determined to be the functional currency. Assets and liabilities of non-U.S. operations are translated at period-end exchange rates. Items appearing in the consolidated statements of operations are translated using average exchange rates during each period. Translation gains and losses are reported in accumulated other comprehensive income (loss) as a component of stockholders’ equity (deficit).

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingencies at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, allowance for doubtful accounts, valuation of share-based compensation and warrants, fair value of the company’s stock, accrued expenses, useful lives of internally developed software and property and equipment, whether an arrangement is or contains a lease, the discount rate used for operating leases, fair value of financial instruments and warrant liabilities, income tax accruals and the valuation allowance for deferred income taxes. The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash consists of funds held in bank accounts. Cash equivalents consist of short-term, highly liquid investments with original maturities of 90 days or less at the time of purchase and generally include money market accounts.

Property and Equipment

Property and Equipment

Property and equipment consisting of office and computer equipment, furniture and leasehold improvements are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives, ranging between three to seven years.

Useful Lives
Equipment	3 years
Furniture	7 years
Leasehold improvements	Shorter of useful life of asset or lease term

Intangible Assets

Intangible Assets

Intangible assets include the Company’s domain name and are accounted for based on ASC Topic 350 “Intangibles – Goodwill and Other.” The Company’s intangible assets that have finite lives, consisting of intellectual property, are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. The Company evaluates the useful lives for these intangible assets each reporting period to determine whether events and circumstances warrant a revision in their remaining useful lives.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Long-Lived Assets

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or circumstances exist that indicate the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets is measured by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to be generated by the assets. If the asset or asset group is considered to be impaired, an impairment loss would be recorded to adjust the carrying amounts to the estimated fair value. Management has determined that no impairment of long-lived assets exists, and accordingly,

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

no adjustments to the carrying amounts of the Company’s long-lived assets have been made for the year ended December 31, 2021 and 2020.

Revenue Recognition

Revenue Recognition

The Company’s revenues are accounted for under FASB Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers.” The Company generates revenues primarily from shipments executed by the Company’s freight transportation brokerage services to shippers through the Company’s freight rideshare marketplace. Shippers contract with the Company to utilize the Company’s network of independent freight carriers to transport freight. Those shipments are the Company’s performance obligation, arising under contracts the Company has entered into with customers that define the price for each shipment and payment terms. The Company’s acceptance of the shipment request establishes enforceable rights and obligations for each contract. By accepting the shipper’s order, the Company has responsibility for transportation of the shipment from origin to destination. Under such contracts, revenue is recognized when obligations are satisfied, which occurs over time with the transit of shipments from origin to destination. This is appropriate as the customer simultaneously receives and consumes the benefits as the Company performs its obligation. The Company determines revenue in-transit using the input method, under which revenue is recognized based on the duration of time that has lapsed from the departure date (start of transportation services) to the arrival date (completion of transportation services). Measurement of revenue in-transit requires the application of significant judgement. The Company calculates the estimated percentage of an order’s transit time that is complete at period end and apply that percentage of completion of the order’s estimated revenue. Revenue is measured as the amount of consideration the Company expects to receive in exchange for providing services. Accessorial charges for fuel surcharge, loading and unloading, stop charges, and other immaterial charges are part of the consideration received for the single performance obligation of delivering shipments.

Payment for the Company’s services is generally due within 30 to 45 days upon delivery of the shipment. Contracts entered into with customers do not contain material financing components.

The Company’s contracts with customers have a duration of one year or less and do not require any significant start-up costs, and as such, costs incurred to obtain contracts associated with these contracts are expensed as incurred.

Through the Company’s freight brokerage services, the Company is responsible for identifying and directing independent freight carriers to transport the shipper’s goods. The transportation of the loads is outsourced to third-party carriers. The Company is a principal in these arrangements, and therefore records revenue associated with these contracts on a gross basis. The Company controls the service and has primary responsibility to meet the customer’s requirements. The Company invoices and collects from its customers and also maintains discretion over pricing. Additionally, the Company is responsible for selection of third-party transportation providers to the extent used to satisfy customer freight requirements.

The timing of revenue recognition, billings, cash collections, and allowance for doubtful accounts results in billed and unbilled receivables on the Company’s consolidated balance sheet. The Company receives the unconditional right to bill when shipments are delivered to their destination.

Income Taxes

Income Taxes

The Company accounts for income taxes using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis, net operating losses, tax credit and other carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates when the assets and liabilities are expected to be realized or settled. The Company regularly reviews deferred tax assets for realizability and establishes valuation allowances based on available evidence including historical operating losses, projected future taxable income, expected timing of the reversals of existing temporary differences, and appropriate tax planning strategies. If the Company’s assessment of the realizability of a deferred tax asset changes, an increase to a valuation allowance will result in a reduction of net earnings at that time, while the reduction of a valuation allowance will result in an increase of net earnings at that time.

The Company follows ASC Topic 740-10-65-1 in accounting for uncertainty in income taxes by prescribing rules for recognition, measurement and classification in financial statements of tax positions taken or expected to be in a tax return. This prescribes a two-step process for the financial statement measurement and recognition of a tax position. The first step involves the determination of whether it is more likely than not (greater than 50 percent likelihood) that a tax position will be sustained upon examination, based on the technical merits of the position. The second step requires that any tax position that meets the more likely than not recognition threshold be measured and recognized in the financial statements at the largest amount of benefit that is a greater than 50 percent likelihood of being realized upon ultimate settlement. This topic also provides guidance on the accounting for related interest and penalties, financial statement classification and disclosure. The Company’s policy is that any interest or penalties related to uncertain tax positions are recognized in income tax expense when incurred. The Company has no uncertain tax positions or related interest or penalties requiring accrual at December 31, 2021 and 2020.

Earnings Per Share

Earnings Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of outstanding common shares for the period, considering the effect of participating securities series A preferred stock and series seed preferred stock. Diluted earnings (loss) per share are calculated by dividing net earnings (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding. During the periods when they are anti-dilutive, common stock equivalents, if any, are not considered in the computation. At December 31, 2021 and 2020, there were 1,542,828 and 1,685,827 common share equivalents, respectively, excluding 2020 Bridge Notes and the 2021 Bridge Notes which were issued at a conversion price determinable at certain future events and not at specified conversion price (see Note 11). For the years ended December 31, 2021 and 2020, these potential shares were excluded from the shares used to calculate diluted loss per share as their effect would have been antidilutive.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, which include trade accounts receivable, unbilled receivables, accounts payable, accrued expenses, and debt at variable interest rates, approximate their fair values at December 31, 2021 and 2020, respectively, principally due to the short-term nature, maturities, or nature of interest rates of the above listed items.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity an embedded conversion feature in such debt. Instead, they will account for a convertible debt instrument wholly as debt, unless certain other conditions are met. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was within the scope of those models before the adoption of ASU 2020-06. ASU 2020-06 also requires that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares. This amendment removes current guidance that allows an entity to rebut this presumption if it has a history or policy of cash settlement.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Furthermore, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share, the treasury stock method will be no longer available. In addition, ASU 2020-06 clarifies that an average market price should be used to calculate the diluted EPS denominator in cases in which the exercise prices may change on the basis of an entity’s share price or changes in the entity’s share price may affect the number of shares that may be used to settle a financial instrument and that an entity should use the weighted-average share count from each quarter when calculating the year-to-date weighted-average share. The provisions of ASU 2020-06 are applicable for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of ASU 2020-06 on its consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU No. 2020-04 provides guidance on optional expedients for a limited time to ease the operational burden in accounting for (or recognizing the effects of) reference rate reform (LIBOR) on financial reporting. This guidance is effective upon the ASUs issuance on March 12, 2020 and companies may elect to apply the amendments prospectively through December 31, 2022. The Company’s credit facilities already contain comparable alternative reference rates that would automatically take effect upon the LIBOR phase out, and it is also reviewing its commercial contracts that may utilize LIBOR as a reference rate. The Company is currently evaluating the potential effects of this guidance on its consolidated financial statements.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company maintains cash accounts with various financial institutions. At times, balances in these accounts may exceed federally insured limits. Accounts at each institution within the United States (“US”) are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. Additionally, a portion of the Company’s cash is deposited in non-US accounts. The funds are held with financial intuition that offer deposit insurance and bear specific country and regional risks. The amounts over the insured limits as of December 31, 2021 and 2020 was $2,661,919 and $2,249,070, respectively. No losses have been incurred to date on any deposit balances.

The financial instrument that potentially subjects the Company to concentration of credit risk is accounts receivable and unbilled receivables. At December 31, 2021, two customers accounted for 35% and 15% of the Company’s accounts receivable, respectively, and as of December 31, 2020, three customers accounted for 11%, 12% and 13% of the Company’s accounts receivable, respectively.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For the year ended December 31, 2021, one customer accounted for 37% of the Company’s revenues. For the year ended December 31, 2020, one customer accounted for 13% of the Company’s revenues.

Fair Value Measurements

Fair Value Measurements

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a hierarchy of inputs used when available. Observable inputs are what market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are those that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.

The three levels of the fair value hierarchy are described below:

Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—Valuations that require inputs that are unobservable for the asset and liability in which there is little, if any, market activity.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are recorded at the net invoiced amount, net of allowances for credit losses, and do not bear interest. Unbilled receivables include unbilled amounts for services rendered in the respective period but not yet billed to the customer until a future date, which typically occurs within one month, are recorded separately on the consolidated balance sheets. The allowance for credit losses is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. In accordance with Accounting Standards Update (“ASU”) 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”, the Company also considers reasonable and supportable forecasts of future economic conditions and their expected impact on customer collections in determining the allowance for credit losses. The Company determines expected credit losses based on historical write-off experience, an analysis of the aging of outstanding receivables, customer payment patterns, and our expectations of changes in macro-economic conditions, including the ongoing COVID-19 pandemic, that may impact the collectability of outstanding receivables. Balances are considered past due based on invoiced terms. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2021 and 2020, the allowance for credit losses was $77,483 and $0, respectively.

Capitalized Software

Capitalized Software

The Company complies with the guidance of ASC Topic 350-40, “Intangibles—Goodwill and Other—Internal Use Software”, in accounting for of its internally developed system projects that it utilizes to provide its services to customers. These system projects generally relate to software of the Company that is not intended for sale or otherwise marketed. Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Once a project has reached the development stage, the Company capitalizes direct internal and external costs until the software is substantially complete and ready for its intended use. Costs for upgrades and enhancements are capitalized, whereas, costs incurred for maintenance are expensed as incurred. These capitalized software costs are amortized on a project-by- project basis over the expected economic life of the underlying software on a straight-line basis, which is generally three years. Amortization commences when the software is available for its intended use.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. Warrants classified as liabilities are recorded at fair value and are remeasured at each reporting date until settlement. Changes in fair value is recognized as a component of change in fair value of warrant liability in the consolidated statements of operations. The fair value of the warrant liabilities was estimated using a Black-Scholes option pricing formula. The warrant volatility assumption within the Black-Scholes model represents a Level 3 measurement within the fair value measurement hierarchy. Warrants classified as equity instruments are initially recognized at fair value and are not subsequently remeasured.

Advertising

Advertising

Advertising costs are expensed as incurred. Advertising costs amounted to $421 and $10,257 for the years ended December 31, 2021 and 2020, respectively.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Deferred Financing Costs and Debt Discount

Deferred Financing Costs and Debt Discount

Costs incurred in connection with obtaining certain financing are deferred and amortized on an effective interest method basis over the term of the related obligation. Debt discounts are also amortized using the effective interest method unless the interest method approximates the straight-line method. Amortization of such costs are included in interest expense, while the unamortized balances of deferred financing fees and debt discount are presented as reductions of the carrying value of the related debt.

Foreign Operations

Foreign Operations

Operations outside the United States include a wholly-owned subsidiary in Mexico. Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange.

Convertible Debt

Convertible Debt

The Company evaluates convertible debt to determine the impact (if any) of 1) embedded conversion option; 2) beneficial conversion feature; 3) bifurcation; 4) derivative liability; and 5) fair value adjustments and other expenses thereto. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt under ASC Topic 470, “Debt” (“ASC 470”), the Company will continue its evaluation process of these instruments as derivative financial instruments under ASC Topic 815, “Derivatives and Hedging” (“ASC 815”).

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Conventional convertible debt is a financial instrument in which the holder may only realize the value of the conversion option by exercising the option and receiving the entire proceeds in a fixed number of shares or the equivalent amount of cash. Conventional convertible debt, for which the fair value option is not elected at issuance, is accounted for as straight debt with no accounting recognition of the embedded equity option.

The convertible debt the Company issued prior to 2020, had the following typical characteristics for a conventional convertible debt:

●	The debt security is convertible into the common stock of the issuer at a specified price at the option of the holder.
●	The debt security was sold at a price or has a value at issuance not significantly in excess of the face amount.
●	It bears an interest rate that is lower than the Company would obtain for nonconvertible debt.
●	If converted, the Company must deliver shares of its stock to the investor (i.e., physical settlement). There is no cash conversion feature by which the convertible debt can be settled in full or in part in cash upon conversion.
●	The initial conversion price of the security is greater than the market value of the common stock at time of issuance and there is no beneficial conversion feature (“BCF”) upon issuance to be bifurcated and separately accounted for.

Since the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, the Company accounts for convertible debt instruments in accordance with ASC 470-20, Debt with Conversion and Other Options.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based awards, including stock options and restricted stock awards, issued to employees in accordance with ASC Topic 718, “Compensation—Stock Compensation”. In addition, the Company issues stock options to non-employees in exchange for consulting services and accounts for these in accordance with the provisions of ASC 718, as amended by ASU 2018-07. Compensation expense is measured at the grant, based on the calculated fair value of the award, and recognized as an expense over the requisite service period, which is generally the vesting period of the grant.

For modification of stock compensation awards, the Company records the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification. In addition, the Company records the remaining unrecognized compensation cost for the original cost for the original award on the modification date over the remaining vesting period for unvested awards.

For options granted to non-employees, the expected life of the option used is the contractual term of each such option. All other assumptions used to calculate the grant date fair value are generally consistent with the assumptions used for options granted to employees.

For purposes of calculating share-based compensation, the Company estimates the fair value of stock options using a Black-Scholes option-pricing model. The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the Company’s stock price, which is determined by a third party 409(a) valuation, and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The expected volatility is primarily based on the historical volatility of peer company data while the expected life of the stock options is based on historical and other economic data trended into the future. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding to the expected option term. The dividend yield assumption is based on the Company’s history and expectation of no dividend payouts. If factors change and the Company employs different assumptions, share-based compensation expense may differ significantly from what has been recorded in the past. If there is a difference between the assumptions used in determining share-based compensation expense and the actual factors which become known over time, specifically with respect to anticipated forfeitures, the Company may change the input factors used in determining share-based compensation costs for future grants. These changes, if any, may materially impact the Company’s results of operations in the period such changes are made.

Incremental compensation costs arising from subsequent modifications of awards after the grant date are recognized when incurred. In addition, the Company accounts for forfeitures of awards as they occur. For share-based awards that vest based on performance conditions, expense is recognized when it is probable that the conditions will be met.

The fair value of options and share awards granted under the stock option plan during the years ended December 31, 2021 and 2020 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	2021	2020
Risk-free interest rates	0.986%	0.20%
Expected life of options	5 years	5 years
Expected volatility	78.50%	104.20%
Expected dividend yield	0.00%	0.00%

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available. The Company reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment. The Company presents financial information about its operating segment and geographical areas in Note 15 to the consolidated financial statements.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases. ASU 2016-02 requires lessees to recognize assets and liabilities in the balance sheet for rights and obligations created by leases with terms of more than twelve months. Lessor accounting will not be fundamentally changed; however, some changes may be required to align and conform to lessee guidance. In July 2018, the FASB issued ASU 2018-10 Leases (Topic 842), Codification Improvements and ASU 2018-11 Leases (Topic 842), Targeted Improvements, to provide additional guidance for the adoption of Topic 842. ASU 2018-10 clarifies certain provisions and correct unintended applications of the guidance such as the application of implicit rate, lessee reassessment of lease classification, and certain transition adjustments that should be recognized to earnings rather than to stockholders’ equity. ASU 2018-11 provides an alternative transition method and practical expedient for separating contract components for the adoption of Topic 842. For private entities the new standard applies to fiscal years starting after December 15, 2021, and to interim periods within fiscal years beginning after December 15, 2022. The Company adopted ASU No. 2016-02 on January 1, 2020 and the adoption of this guidance did not have a material impact on its consolidated financial statements.

In November 2019, the FASB issued ASU No. 2019-08 “Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements – Share-Based Consideration Payable to a Customer.” ASU No. 2019-08 amends and clarifies ASU No. 2018-07, which was adopted by the Company on January 1, 2019, to require that an entity measure and classify share-based payment awards granted to a customer by applying the guidance in Topic 718. For entities that have already adopted the amendments in ASU No. 2018-07, the amendments in this ASU are effective for fiscal years beginning after December 15, 2019, and for interim periods within those fiscal years, with early adoption permitted. This guidance is applicable to the Company’s fiscal year beginning January 1, 2020. The Company adopted ASU No. 2019-08 on January 1, 2020 and the adoption of this guidance did not have a material impact on its consolidated financial statements.

In April 2019, the FASB issued ASU No. 2019-04 “Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments.” ASU No. 2019-04 was issued as part of the FASB’s ongoing project to improve upon its ASC, and to clarify and improve areas of guidance related to recently issued standards on credit losses, hedging, and recognition and measurement. This guidance contains several effective dates but is applicable to the Company’s fiscal year beginning January 1, 2020. The Company adopted ASU No. 2019-04 on January 1, 2020 and the adoption of this guidance did not have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12 “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” ASU No. 2019-12 is intended to simplify various aspects related to accounting for income taxes, eliminates certain exceptions to the general principles in ASC Topic 740 related to intra-period tax allocation, simplifies when companies recognize deferred taxes in an interim period, and clarifies certain aspects of the current guidance to promote consistent application. This guidance is effective for public business entities for fiscal years beginning after December 15, 2020, and for interim periods within those fiscal years, with early adoption permitted. This guidance is applicable to the Company’s fiscal year beginning January 1, 2021. The Company adopted ASU No. 2019-12 on January 1, 2021 and the adoption of this guidance did not have a material impact on its consolidated financial statements.